Provisions for Liabilities - Summary of Provisions for Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Current liabilities	$ 513	$ 479	$ 489
Reverse provision	160	116
Additional provision	$ 312	$ 315
Insurance
Disclosure of other provisions [line items]
Insurance provisions average life	4 years	4 years
Reverse provision	$ 44	$ 17
Additional provision	178	137
Environment and remediation
Disclosure of other provisions [line items]
Current liabilities	70	96
Reverse provision	$ 69	15
Long-lived assets, unwind period for legal and constructive obligations	30 years
Additional provision	$ 35	49
Longlived assets unwind amount for legal and constructive obligations	$ 244	275
Environment and remediation | Minimum
Disclosure of other provisions [line items]
Provision reverse term	2 years
Environment and remediation | Maximum
Disclosure of other provisions [line items]
Provision reverse term	10 years
Environment and remediation | Constructive Obligations
Disclosure of other provisions [line items]
Reverse provision	$ 282	310
Rationalisation and redundancy
Disclosure of other provisions [line items]
Reverse provision	6	19
Additional provision	$ 16	$ 29	$ 111
Rationalisation and redundancy | Minimum
Disclosure of other provisions [line items]
Provision reverse term	1 year	1 year
Rationalisation and redundancy | Maximum
Disclosure of other provisions [line items]
Provision reverse term	2 years	2 years
Legal Related Provision | Minimum
Disclosure of other provisions [line items]
Provision reverse term	1 year	1 year
Legal Related Provision | Maximum
Disclosure of other provisions [line items]
Provision reverse term	5 years	5 years